American International Life
Assurance Company of New York
80 Pine Street
New York, NY  10005


                                  May 26, 1999


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re: Variable Account A of American International Life Assurance Company of New York
                  File No. 33-39170

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectuses and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for Variable Account A, which was filed electronically and became effective on May 1, 1999.

If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.

Very truly yours,

/s/ Kenneth D. Walma
Kenneth D. Walma